Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 246,514	$ 64,485	$ 85,633
Accounts receivable, net	1,726	1,823	2,052
Inventory, net	3,482	3,519	3,893
Other current assets	3,168	5,332	2,838
Total current assets	254,890	75,159	94,416
Restricted cash and cash equivalents, non-current	2,700	2,690	1,916
Operating lease right-of-use assets	22,338	23,656	0
Property and equipment, net	43,562	41,131	26,053
Other assets	2,980	2,965
Other assets		275	174
Total assets	323,770	142,911	122,559
Current liabilities
Accounts payable	14,540	9,386	4,863
Accrued and other current liabilities	37,720	32,541	26,219
Seller payable	15,194	13,724	9,317
Operating lease liabilities, current	3,095	3,643	0
Current portion of long-term debt	5,736	3,270	2,740
Total current liabilities	76,285	62,564	43,139
Operating lease liabilities, non-current	20,811	21,574	0
Long-term debt	33,320	31,190	14,544
Other non-current liabilities	1,927	2,719	1,212
Total liabilities	132,343	118,047	58,895
Commitments and contingencies
Convertible preferred stock: $0.0001 par value; 100,000,000 and 68,139,958 shares authorized as of March 31, 2021 and December 31, 2020, respectively; 0 and 65,970,938 shares issued and outstanding as of March 31, 2021 and December 31, 2020, respectively	0	247,041	246,905
Stockholders’ equity:
Class A and B common stock, $0.0001 par value; 1,120,000,000 and 110,000,000 shares authorized as of March 31, 2021 and December 31, 2020, respectively; 94,143,694 and 12,889,760 shares issued and outstanding as of March 31, 2021 and December 31, 2020, respectively	9	1	1
Additional paid-in capital	459,756	29,989	20,483
Accumulated deficit	(268,338)	(252,167)	(203,725)
Total stockholders’ equity (deficit)	191,427	(222,177)	(183,241)
Total liabilities, convertible preferred stock and stockholders’ equity	$ 323,770	142,911	$ 122,559
Pro Forma
Current liabilities
Other non-current liabilities		1,913
Convertible preferred stock: $0.0001 par value; 100,000,000 and 68,139,958 shares authorized as of March 31, 2021 and December 31, 2020, respectively; 0 and 65,970,938 shares issued and outstanding as of March 31, 2021 and December 31, 2020, respectively		0
Stockholders’ equity:
Class A and B common stock, $0.0001 par value; 1,120,000,000 and 110,000,000 shares authorized as of March 31, 2021 and December 31, 2020, respectively; 94,143,694 and 12,889,760 shares issued and outstanding as of March 31, 2021 and December 31, 2020, respectively		8
Additional paid-in capital		277,829
Accumulated deficit		(252,167)
Total stockholders’ equity (deficit)		$ 25,670